Shareholder Report, Average Annual Return (Details)		12 Months Ended		13 Months Ended	60 Months Ended	120 Months Ended
	Sep. 01, 2023	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000012348
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Conservative Growth Fund
Average Annual Return, Percent		8.35%			2.47%	2.26%
C000012350
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Conservative Growth Fund
C000126999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Timothy Plan Conservative Growth Fund
C000080683
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
Average Annual Return, Percent		9.51%			5.63%	3.49%
C000080684
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
C000127002
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
C000012336
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
Average Annual Return, Percent		5.39%			(1.37%)	0.20%
C000012338
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
C000126995
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
C000130991
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
Average Annual Return, Percent		7.06%			2.29%	1.34%
C000130992
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
C000130993
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
C000049122
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
Average Annual Return, Percent		9.92%			3.30%	3.59%
C000065171
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
C000127001
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
C000049121
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
Average Annual Return, Percent		19.80%			7.83%	4.64%
C000065170
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
C000127000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
C000104306
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
Average Annual Return, Percent		7.47%			3.30%	5.85%
C000104307
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
C000127003
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
C000012342
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
Average Annual Return, Percent		28.61%			13.78%	10.01%
C000012344
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
C000126997
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
C000012333
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
Average Annual Return, Percent		21.13%			10.97%	9.13%
C000012335
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
C000126994
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
C000012330
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
Average Annual Return, Percent		17.31%			7.55%	7.66%
C000012332
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
C000126993
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
C000012339
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
Average Annual Return, Percent		34.90%			14.44%	8.94%
C000012341
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
C000126996
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
C000012345
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Strategic Growth Fund
Average Annual Return, Percent		10.80%			4.01%	3.01%
C000012347
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Timothy Plan Strategic Growth Fund
C000126998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Timothy Plan Strategic Growth Fund
Without Sales Load [Member] | C000012348
Average Annual Return [Line Items]
Average Annual Return, Percent		14.71%			3.64%	2.84%
Without Sales Load [Member] | C000012350
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%			2.92%	2.11%
Without Sales Load [Member] | C000126999
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%		10.57%
Without Sales Load [Member] | C000080683
Average Annual Return [Line Items]
Average Annual Return, Percent		15.92%			6.83%	4.08%
Without Sales Load [Member] | C000080684
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%			6.05%	3.30%
Without Sales Load [Member] | C000127002
Average Annual Return [Line Items]
Average Annual Return, Percent		16.20%			7.08%	4.34%
Without Sales Load [Member] | C000012336
Average Annual Return [Line Items]
Average Annual Return, Percent		10.37%			(0.45%)	0.66%
Without Sales Load [Member] | C000012338
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%			(1.21%)	(0.10%)
Without Sales Load [Member] | C000126995
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%			(0.21%)	0.93%
Without Sales Load [Member] | C000130991
Average Annual Return [Line Items]
Average Annual Return, Percent		13.32%			3.46%	1.92%
Without Sales Load [Member] | C000130992
Average Annual Return [Line Items]
Average Annual Return, Percent		12.47%			2.69%	1.16%
Without Sales Load [Member] | C000130993
Average Annual Return [Line Items]
Average Annual Return, Percent		13.59%			3.73%	2.17%
Without Sales Load [Member] | C000049122
Average Annual Return [Line Items]
Average Annual Return, Percent		15.07%			4.25%	4.07%
Without Sales Load [Member] | C000065171
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%			3.48%	3.29%
Without Sales Load [Member] | C000127001
Average Annual Return [Line Items]
Average Annual Return, Percent		15.34%			4.53%	4.34%
Without Sales Load [Member] | C000049121
Average Annual Return [Line Items]
Average Annual Return, Percent		26.74%			9.06%	5.24%
Without Sales Load [Member] | C000065170
Average Annual Return [Line Items]
Average Annual Return, Percent		25.81%			8.26%	4.46%
Without Sales Load [Member] | C000127000
Average Annual Return [Line Items]
Average Annual Return, Percent		27.13%			9.36%	5.52%
Without Sales Load [Member] | C000104306
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%			4.48%	6.46%
Without Sales Load [Member] | C000104307
Average Annual Return [Line Items]
Average Annual Return, Percent		12.85%			3.70%	5.66%
Without Sales Load [Member] | C000127003
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%			4.74%	6.73%
Without Sales Load [Member] | C000012342
Average Annual Return [Line Items]
Average Annual Return, Percent		36.13%			15.08%	10.63%
Without Sales Load [Member] | C000012344
Average Annual Return [Line Items]
Average Annual Return, Percent		35.14%			14.22%	9.80%
Without Sales Load [Member] | C000126997
Average Annual Return [Line Items]
Average Annual Return, Percent		36.49%			15.38%	10.90%
Without Sales Load [Member] | C000012333
Average Annual Return [Line Items]
Average Annual Return, Percent		28.18%			12.23%	9.75%
Without Sales Load [Member] | C000012335
Average Annual Return [Line Items]
Average Annual Return, Percent		27.23%			11.39%	8.93%
Without Sales Load [Member] | C000126994
Average Annual Return [Line Items]
Average Annual Return, Percent		28.53%			12.52%	10.90%
Without Sales Load [Member] | C000012330
Average Annual Return [Line Items]
Average Annual Return, Percent		24.15%			8.78%	8.27%
Without Sales Load [Member] | C000012332
Average Annual Return [Line Items]
Average Annual Return, Percent		23.28%			7.97%	7.46%
Without Sales Load [Member] | C000126993
Average Annual Return [Line Items]
Average Annual Return, Percent		24.45%			9.04%	8.54%
Without Sales Load [Member] | C000012339
Average Annual Return [Line Items]
Average Annual Return, Percent		42.75%			15.75%	9.56%
Without Sales Load [Member] | C000012341
Average Annual Return [Line Items]
Average Annual Return, Percent		41.68%			14.89%	8.74%
Without Sales Load [Member] | C000126996
Average Annual Return [Line Items]
Average Annual Return, Percent		43.24%			16.02%	9.83%
Without Sales Load [Member] | C000012345
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%			5.19%	3.59%
Without Sales Load [Member] | C000012347
Average Annual Return [Line Items]
Average Annual Return, Percent		16.61%			4.50%	2.86%
Without Sales Load [Member] | C000126998
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%		0.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%		26.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent		14.63%			4.47%	4.96%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent		14.63%			4.47%	4.96%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent		14.63%			4.47%	4.96%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		25.35%			7.59%	5.22%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.68%			15.64%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		0.00%			0.00%	0.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		29.33%			11.48%	11.30%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		29.33%			11.48%	11.30%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		29.33%			11.48%	11.30%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		24.10%			8.96%	7.86%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		24.10%		17.82%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%			6.50%	6.18%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%			6.50%	6.18%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%		15.24%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return, Percent		14.01%			5.57%	3.60%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return, Percent		14.01%			5.57%	3.60%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return, Percent		14.01%			5.57%	3.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return, Percent		21.13%			6.79%	6.50%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return, Percent		21.13%			6.79%	6.50%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return, Percent		21.13%			6.79%	6.50%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Average Annual Return, Percent		11.58%			0.31%	1.87%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Average Annual Return, Percent		11.58%			0.31%	1.87%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Average Annual Return, Percent		11.58%			0.31%	1.87%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Average Annual Return, Percent		16.35%			5.30%	4.83%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Average Annual Return, Percent		16.35%			5.30%	4.83%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Average Annual Return, Percent		16.35%			5.30%	4.83%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.68%			15.64%	13.10%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.68%			15.64%	13.10%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		0.00%			0.00%	0.00%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		24.10%			8.96%	7.86%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%			15.26%	12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%		26.04%